Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue
Revenue from contracts with customers	€ 4,317,259	€ 4,283,699	€ 8,463,653	€ 8,639,203
Revenue from insurance contracts	518,372	488,279	965,391	991,639
Revenue from lease contracts	24,935	19,735	43,669	42,325
Revenue	4,860,566	4,791,713	9,472,713	9,673,167
Healthcare services
Revenue
Revenue from contracts with customers	3,252,174	3,225,352	6,396,681	6,501,665
Revenue	3,252,174	3,225,352	6,396,681	6,501,665
Healthcare products
Revenue
Revenue from contracts with customers	1,065,085	1,058,347	2,066,972	2,137,538
Revenue from lease contracts	24,935	19,735	43,669	42,325
Revenue	1,090,020	1,078,082	2,110,641	2,179,863
Insurance contracts
Revenue
Revenue from insurance contracts	518,372	488,279	965,391	991,639
Revenue	€ 518,372	€ 488,279	€ 965,391	€ 991,639